EMPLOYEE BENEFITS - Summary of Share Options Exercised (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	213,686	175,272
Exercised price (in usd per share) | $ / shares	$ 30.93	$ 33.24
10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	33,687	3,826
Exercised price (in usd per share) | $ / shares	$ 10.00	$ 10.00
28.31
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	37,409	37,706
Exercised price (in usd per share) | $ / shares	$ 28.31	$ 28.31
34.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	4,000	0
Exercised price (in usd per share) | $ / shares	$ 34.20	$ 34.20
29.34
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	1,001
Exercised price (in usd per share) | $ / shares	$ 29.34	$ 29.34
29.01
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	30,000	34,146
Exercised price (in usd per share) | $ / shares	$ 29.01	$ 29.01
32.36
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	52,840	47,343
Exercised price (in usd per share) | $ / shares	$ 32.36	$ 32.36
38.16
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	10,000	20,000
Exercised price (in usd per share) | $ / shares	$ 38.16	$ 38.16
36.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	7,500
Exercised price (in usd per share) | $ / shares	$ 36.30	$ 36.30
44.97
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	5,000	5,000
Exercised price (in usd per share) | $ / shares	$ 44.97	$ 44.97
46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	38,250	13,750
Exercised price (in usd per share) | $ / shares	$ 46.00	$ 46.00
50.92
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	1,500	1,500
Exercised price (in usd per share) | $ / shares	$ 50.92	$ 50.92
55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	2,500
Exercised price (in usd per share) | $ / shares	$ 55.07	$ 55.07
52.10
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	1,000	1,000
Exercised price (in usd per share) | $ / shares	$ 52.10	$ 52.10